Movements in Equity - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retained gains and other reserves	£ 6,885	£ 65	£ (4,430)
Other reserve	2,355	2,061	2,047	£ 2,220
Associates and joint ventures [member]
Retained gains and other reserves	394	337	334
Retained earnings [member]
Cumulative translation exchange between retained earnings and non-controlling interests	396	396
Merger and premerger reserves [member]
Other reserve	1,849	1,849	1,849
Capital redemption reserve [member]
Other reserve	£ 280	£ 280	£ 280